UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File
No. 811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
(Exact Name of Registrant as Specified in Charter)

Eleven Madison Avenue, New York, New York 10010
(Address of Principal Executive Offices) (Zip Code)

John G. Popp
Credit Suisse Asset Management Income Fund, Inc.
Eleven Madison Avenue
New York, New York 10010

Registrant’s telephone number, including area code: (212)
325-2000
Date of fiscal year end: December 31
Date of reporting period: January 1, 2022 to June 30, 2022

Item 1.	Reports to Stockholders.

Credit Suisse Asset Management
Income Fund, Inc.
Eleven Madison Avenue
New York, NY 10010

Directors
Steven N. Rappaport
Chairman of the Board
Laura A. DeFelice
Jeffrey E. Garten
Mahendra R. Gupta
John G. Popp

Officers
John G. Popp
Chief Executive Officer and President
Thomas J. Flannery
Chief Investment Officer
Rachael Hoffman
Chief Compliance Officer
Lou Anne McInnis
Chief Legal Officer
Omar Tariq
Chief Financial Officer and Treasurer
Karen Regan
Senior Vice President and Secretary

Investment Adviser
Credit Suisse Asset Management, LLC
Eleven Madison Avenue
New York, NY 10010

Administrator and Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, MA 02111

Shareholder Servicing Agent
Computershare Trust Company, N.A.
P.O. Box 30170
College Station, TX 77842-3170

Legal Counsel
Willkie Farr & Gallagher LLP
787 7th Avenue
New York, NY 10019

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Credit Suisse Asset Management
Income Fund, Inc.

SEMIANNUAL REPORT
June 30, 2022
(unaudited)

Credit Suisse Asset Management Income Fund, Inc.
Semiannual Investment Adviser’s Report
June 30, 2022 (unaudited)

June 30, 2022
Dear Shareholder:
We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Asset Management Income Fund, Inc. (the “Fund”) for the
six-month
period ended June 30, 2022.
Performance Summary
1/1/22 – 6/30/22

Fund & Benchmark	Performance
Total Return (based on NAV) 1	-14.86%
Total Return (based on market value) 1	-16.69%
ICE BofA US High Yield Constrained Index 2	-14.03%
Market Review: Inflation and Uncertainty
The semiannual period ended June 30, 2022 (the “period”), was negative for the high yield asset class. After three consecutive years of positive returns, the high yield market delivered negative returns in five of the first six months of 2022. This is due to inflationary forces that led to a tightening of monetary policy on a global basis, and the continued economic uncertainty from
COVID-19,
as well as the prolonged Russia-Ukraine conflict, weighed on markets. The ICE BofA US High Yield Constrained Index (the “Index”) lost 14.03% for the period. Longer term U.S. treasury yields widened significantly ahead of the U.S. Federal Reserve’s interest rate hike in March (followed by additional hikes in May and June), and government yields continued to increase as inflationary pressure and geopolitical tensions gripped the global economy. The
10-year
U.S. treasury rate widened by 150 basis points over the period, contributing to outflows from the high yield asset class. Overall, average yields on the Index increased significantly and ended the period at 8.90%—461 basis points wider than yields as of December 31, 2021. Spreads also widened, ending the period at +592 basis points compared to +329 basis points at the end of 2021.
For the period,
BB-rated
and
B-rated
bonds outperformed the Index, returning
-13.51%
and
-13.79%,
respectively. Conversely,
CCC-rated
bonds underperformed the Index, losing
-17.09%
during the period, due to a decline in risk taking by market participants.
From an industry perspective, oil refining & marketing, discount stores, and oil field equipment & services were the best performing sectors, delivering
-2.54%,
-3.94%
and
-6.44%,
respectively during the period. In contrast, the worst performing sectors included pharmaceuticals, automakers, and specialty retail, which respectively delivered
-23.35%,
-20.86%
and
-20.62%.
Default activity remains below long-term averages but has increased slightly in 2022. According to JPMorgan, the default rate, including distressed exchanges, ended the period at 1.08%, an increase of 73 basis points over the year-end
2021. Despite market volatility and negative investor sentiment, we do not expect to see a catalyst for a material increase in defaults in the near-term.
Mutual fund flows were consistently negative during the semiannual period. Outflows totaled $44.1 billion during the period, compared to outflows of $13.9 billion in the first half of 2021 and $13.2 billion for calendar year 2021.
New high yield issuance of $71.0 billion for the period is down approximately 76% year-over-year. Additionally, issuance excluding refinancing activity, or “net” new issuance, of $36.7 billion is down 64% versus the first half of 2021. Conditions in the capital markets have deteriorated due to a tightening of financial conditions and re-pricing
of risk premia.

Credit Suisse Asset Management Income Fund, Inc.
Semiannual Investment Adviser’s Report (continued)
June 30, 2022 (unaudited)

Strategic review and outlook: Cautiously optimistic
For the semiannual period ended June 30, 2022, the Fund slightly underperformed the Index based on NAV Portfolio performance benefitted from an allocation to the bank loan asset class, as returns have been more tempered versus the longer duration fixed income asset class. Additionally, the portfolio also benefitted from its positive selection in the chemicals, recreation & travel, and software/service sectors. Conversely, building materials, an underweight to the BB space, and leverage in the portfolio detracted from relative returns.
We have been impressed with the pricing power of companies in the leverage finance space and their ability to maintain earnings levels in the face of unprecedented inflation. However, we are concerned about the potential for demand erosion, particularly in the consumer and housing sectors. Given the uncertain earnings outlook, we expect to see more volatility in all risk asset classes that may lead to opportunities.

Thomas J. Flannery Chief Investment Officer*	John G. Popp Chief Executive Officer and President**
High yield bonds are lower-quality bonds that are also known as “junk bonds.” Such bonds entail greater risks than those found in higher-rated securities.
In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments, and government regulation, and their potential impact on the Fund’s investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.
The views of the Fund’s management are as of the date of this letter and the Fund holdings described in this document are as of June 30, 2022; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1	Assuming reinvestment of distributions.
2
The Index is an unmanaged index that tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each issuer’s allocation is limited to 2% of the Index. The Index does not have transaction costs and investors cannot invest directly in the Index.

*
Thomas J. Flannery, Managing Director, is the Head of the Credit Suisse U.S. High Yield Management Team. Mr. Flannery joined Credit Suisse Asset Management, LLC (“Credit Suisse”) in June 2010. He is a portfolio manager for the Credit Investments Group (“CIG”) with responsibility for trading, directing investment decisions, originating and analyzing investment opportunities. Mr. Flannery is also a member of the CIG Credit Committee and is currently a high yield bond portfolio manager and trader for CIG. Mr. Flannery joined Credit Suisse AG in 2000 from First Dominion Capital, LLC where he was an Associate. Mr. Flannery holds a B.S. in Finance from Georgetown University.

**
John G. Popp is a Managing Director of Credit Suisse and Group Head and Chief Investment Officer of CIG, with primary responsibility for making investment decisions and monitoring processes for CIG’s global investment strategies. Mr. Popp also serves as Trustee, Chief Executive Officer and President of the Credit Suisse Funds, as well as serving as Director, Chief Executive Officer and President for the Credit Suisse Asset Management Income Fund, Inc. and Trustee, Chief Executive Officer and President of the Credit Suisse High Yield Bond Fund. Mr. Popp has been associated with Credit Suisse since 1997.

Credit Suisse Asset Management Income Fund, Inc.
Semiannual Investment Adviser’s Report (continued)
June 30, 2022 (unaudited)

Average Annual Returns
June 30, 2022 (unaudited)

	1 Year	3 Years	5 Years	10 Years
Net Asset Value (NAV)	(13.50)%	1.56%	3.68%	5.82%
Market Value	(15.60)%	4.48%	4.48%	4.95%
Credit Suisse may waive fees and/or reimburse expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change and may be discontinued at any time. Returns represent past performance and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total investment return at net asset value is based on the change in the net asset value of Fund shares and assumes reinvestment of dividends, capital gains, and return of capital distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Total investment return at market value is based on the change in the market price at which the Fund’s shares traded on the NYSE American stock exchange during the period and assumes reinvestment of dividends, capital gains, and return of capital distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on NAV and share price.
Past performance is no guarantee of future results
. The current performance of the Fund may be lower or higher than the figures shown. The Fund’s yield, return, NAV and market price will fluctuate. Performance information current to the most recent month end is available by calling
1-800-293-1232.
The annualized gross and net expense ratios are 1.34%.
Credit Quality Breakdown*
(% of Total Investments as of June 30, 2022)

S&P Ratings**

BBB	0.9%
BB	25.4
B	39.4
CCC	24.7
CC	0.5
NR	6.4

Subtotal	97.3
Equity and Other	2.7

Total	100.0%

*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
**
Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. (“S&P”). S&P is a main provider of ratings for credit assets classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments
June 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (99.5%)

Aerospace & Defense (0.7%)

$250	KBR, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/23 @ 102.38) (1)	(BB-, Ba3)	09/30/28	4.750	$221,076

800	TransDigm, Inc., Global Company Guaranteed Notes (Callable 08/01/22 @ 103.75)	(B-, B3)	03/15/27	7.500	755,712

					976,788

Auto Parts & Equipment (1.6%)

2,205	Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 08/01/22 @ 104.25) (1)	(CCC+, Caa1)	05/15/27	8.500	2,135,653

250	Tenneco, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/24 @ 103.94) (1)	(B+, Ba3)	01/15/29	7.875	241,982

					2,377,635

Automakers (0.5%)

200	Thor Industries, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/24 @ 102.00) (1)	(BB-, B1)	10/15/29	4.000	158,650

675	Winnebago Industries, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/23 @ 103.13) (1)	(BB+, Ba3)	07/15/28	6.250	619,313

					777,963

Brokerage (0.6%)

901	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/22 @ 104.31) (1)	(BB-, Ba3)	06/15/25	8.625	904,919

Building & Construction (2.8%)

1,340	Adams Homes, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/18/22 @ 103.75) (1)	(B+, B2)	02/15/25	7.500	1,248,257

1,050	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.88) (1)	(B+, B1)	02/01/28	5.750	934,314

1,600	PGT Innovations, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.19) (1)	(B+, B1)	10/01/29	4.375	1,263,768

400	Pike Corp., Rule 144A, Company Guaranteed Notes (Callable 09/01/23 @ 102.75) (1)	(CCC+, B3)	09/01/28	5.500	320,588

350	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/24 @ 101.81) (1)	(BB+, Ba2)	03/15/29	3.625	276,182

					4,043,109

Building Materials (5.6%)

1,500	Advanced Drainage System, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/25 @ 103.19) (1)	(B+, Ba2)	06/15/30	6.375	1,469,272

200	Builders FirstSource, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/25 @ 102.50) (1)	(BB-, Ba2)	03/01/30	5.000	169,745

600	Builders FirstSource, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/27 @ 103.19) (1)	(BB-, Ba2)	06/15/32	6.375	536,805

750	Eco Material Technologies, Inc., Rule 144A, Senior Secured Notes (Callable 01/31/24 @ 103.94) (1)	(B, B2)	01/31/27	7.875	667,539

2,058	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/24 @ 103.00) (1)	(CCC+, Caa1)	03/01/29	6.000	1,510,675

1,647	MIWD Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/25 @ 102.75) (1)	(B, B3)	02/01/30	5.500	1,327,446

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Building Materials

$1,175	Oscar Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/25 @ 104.75) (1)	(CCC+, Caa1)	04/15/30	9.500	$933,292

940	Park River Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/24 @ 102.81) (1)	(CCC, Caa1)	02/01/29	5.625	587,149

650	Park River Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/24 @ 103.38) (1)	(CCC, Caa1)	08/01/29	6.750	422,485

800	Standard Industries, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/25 @ 102.19) (1)	(BB, B1)	07/15/30	4.375	632,468

					8,256,876

Cable & Satellite TV (2.6%)

685	CSC Holdings LLC, Global Senior Unsecured Notes	(B+, B3)	06/01/24	5.250	643,208

50	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 08/01/22 @ 102.75) (1)	(BB, Ba3)	04/15/27	5.500	44,842

850	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69) (1)	(BB, Ba3)	02/01/28	5.375	737,409

600	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.25) (1)	(BB, Ba3)	11/15/31	4.500	463,110

1,600	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75) (1)	(BB-, Ba3)	03/01/28	5.500	1,413,680

600	UPC Broadband Finco B.V., Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44) (1)	(BB-, B1)	07/15/31	4.875	490,791

					3,793,040

Chemicals (3.9%)

200	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/22 @ 102.88) (1)	(BB-, Ba3)	05/15/25	5.750	191,872

800	Herens Holdco Sarl, Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38) (1)	(B, B2)	05/15/28	4.750	665,844

800	Herens Midco Sarl, Rule 144A, Company Guaranteed Notes (Callable 05/15/24 @ 102.63) (1),(2)	(CCC+, Caa2)	05/15/29	5.250	552,946

800	LSF11 A5 Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 103.31) (1),(3)	(B-, Caa1)	10/15/29	6.625	675,112

350	Olympus Water U.S. Holding Corp., Rule 144A, Senior Unsecured Notes (Callable 10/01/24 @ 103.13) (1),(3)	(CCC+, Caa2)	10/01/29	6.250	244,160

276	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes (1),(4),(5),(6),(7),(8)	(NR, NR)	05/01/18	0.000	3,730

1,200	Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/23 @ 103.38) (1)	(CCC+, Caa2)	05/15/26	6.750	840,084

400	Trinseo Materials Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/24 @ 102.56) (1)	(B, B2)	04/01/29	5.125	288,394

800	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/24 @ 102.31) (1)	(BB-, B1)	03/15/29	4.625	645,549

2,215	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 104.50) (1)	(CCC+, Caa2)	02/15/30	9.000	1,564,553

					5,672,244

Consumer/Commercial/Lease Financing (1.2%)

1,950	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.38) (1)	(BB, Ba2)	02/01/28	4.750	1,781,266

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Diversified Capital Goods (1.6%)

$1,150	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13) (1)	(BB, Ba2)	06/01/31	4.250	$956,800

1,698	GrafTech Finance, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/23 @ 102.31) (1)	(BB, Ba3)	12/15/28	4.625	1,377,585

					2,334,385

Electronics (1.6%)

875	Central Parent, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/25 @ 103.63) (1),(3)	(B+, B1)	06/15/29	7.250	846,514

431	II-VI, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/14/24 @ 102.50) (1)	(B+, B2)	12/15/29	5.000	377,076

235	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00) (1)	(BB+, Ba3)	04/15/29	4.000	199,818

1,200	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.00) (1)	(B+, Ba3)	06/15/29	4.000	976,188

					2,399,596

Energy - Exploration & Production (1.8%)

150	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/22 @ 105.44) (1)	(BB, B1)	03/14/27	7.250	147,206

550	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 104.50) (1),(3)	(BB, B1)	01/15/29	6.000	512,495

595	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/24 @ 104.06) (1)	(B+, B3)	03/01/28	8.125	561,665

600	Rockcliff Energy II LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 102.75) (1)	(B+, B3)	10/15/29	5.500	546,861

880	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 08/01/22 @ 102.44) (1)	(B, Caa2)	11/01/23	9.750	839,450

					2,607,677

Environmental (0.4%)

400	Darling Ingredients, Inc. Rule 144A, Company Guaranteed Notes (Callable 06/15/25 @ 103.00) (1)	(BB+, Ba3)	06/15/30	6.000	399,570

200	Stericycle, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/23 @ 101.94) (1)	(BB-, NR)	01/15/29	3.875	163,771

					563,341

Food - Wholesale (0.5%)

800	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/25 @ 102.31) (1),(3)	(B+, B3)	06/01/30	4.625	682,390

Gaming (2.6%)

325	Boyd Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/26 @ 102.38) (1)	(BB-, B3)	06/15/31	4.750	275,275

800	CDI Escrow Issuer, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/01/25 @ 102.88) (1)	(B+, B1)	04/01/30	5.750	737,920

231	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38) (1)	(B+, B1)	01/15/28	4.750	206,493

1,200	Fertitta Entertainment Finance Co., Inc, Rule 144A, Senior Secured Notes (Callable 01/15/25 @ 102.31) (1)	(B, B2)	01/15/29	4.625	1,026,402

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Gaming

$1,475	Jacobs Entertainment, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 103.38) (1)	(B, B2)	02/15/29	6.750	$1,249,411

320	Peninsula Pacific Entertainment Finance, Rule 144A, Senior Unsecured Notes (Callable 11/15/23 @ 104.25) (1)	(B, B3)	11/15/27	8.500	336,478

					3,831,979

Gas Distribution (4.9%)

800	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 102.38) (1)	(BB, B1)	04/15/30	4.750	673,016

750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 08/01/22 @ 100.00)	(B, B2)	06/15/24	5.625	704,355

425	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 08/01/22 @ 103.25)	(B, B2)	10/01/25	6.500	392,636

675	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 08/01/22 @ 103.13)	(B, B2)	05/15/26	6.250	604,044

1,200	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 102.56) (1)	(BB+, Ba2)	06/15/28	5.125	1,079,280

400	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 102.75) (1)	(BB+, Ba2)	10/15/30	5.500	359,676

400	Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 103.19) (1)	(BB+, Ba3)	04/15/27	6.375	377,808

950	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 03/31/23 @ 103.25) (1)	(BB-, B1)	09/30/26	6.500	861,687

1,180	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/29 @ 100.00) (1)	(BB+, Ba2)	07/15/29	4.950	1,010,930

610	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00) (1)	(BB+, Ba2)	05/15/30	4.800	508,877

200	Suburban Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.50) (1)	(BB-, B1)	06/01/31	5.000	168,123

500	Tallgrass Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/22 @ 105.63) (1)	(BB-, B1)	10/01/25	7.500	484,781

					7,225,213

Health Facility (0.1%)

200	Option Care Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 102.19) (1)	(B-, B3)	10/31/29	4.375	171,799

Health Services (4.2%)

1,060	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00) (1)	(BB-, Ba3)	04/15/29	4.000	897,635

1,000	MEDNAX, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 102.69) (1),(3)	(B+, Ba3)	02/15/30	5.375	858,380

1,600	Minerva Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 103.25) (1),(3)	(CCC, Caa2)	02/15/30	6.500	1,332,728

1,138	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(BB-, Ba3)	12/15/24	4.375	1,113,797

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Health Services

$1,850	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.63) (1)	(CCC, Caa2)	02/01/28	9.250	$1,384,488

235	RP Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 12/15/22 @ 102.63) (1)	(B-, B2)	12/15/25	5.250	203,452

393	Service Corp., International, Global Senior Unsecured Notes (Callable 05/15/26 @ 102.00)	(BB, Ba3)	05/15/31	4.000	336,345

					6,126,825

Insurance Brokerage (4.5%)

1,301	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/22 @ 101.75) (1)	(CCC+, Caa2)	11/15/25	7.000	1,173,746

1,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/22 @ 107.59) (1)	(CCC+, Caa2)	08/01/26	10.125	972,941

181	Alliant Holdings Co-Issuer, Rule 144A, Senior Unsecured Notes (Callable 10/15/22 @ 103.38) (1)	(CCC+, Caa2)	10/15/27	6.750	161,094

780	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/22 @ 104.00) (1)	(CCC+, Caa2)	05/15/27	8.000	731,203

625	NFP Corp., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.44) (1)	(B, B1)	08/15/28	4.875	536,237

2,712	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/23 @ 103.44) (1)	(CCC+, Caa2)	08/15/28	6.875	2,264,032

800	Ryan Specialty Group LLC, Rule 144A, Senior Secured Notes (Callable 02/01/25 @ 102.19) (1)	(BB-, B1)	02/01/30	4.375	697,000

					6,536,253

Investments & Misc. Financial Services (3.1%)

1,385	AG Issuer LLC, Rule 144A, Senior Secured Notes (Callable 03/01/23 @ 103.13) (1)	(B-, B2)	03/01/28	6.250	1,210,595

1,700	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 104.25) (1)	(CCC+, Caa1)	11/15/29	8.500	1,407,839

1,200	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.63) (1)	(B+, B1)	04/15/29	5.250	992,586

800	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50) (1)	(B+, B1)	01/15/32	5.000	619,941

136	CPI CG, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/23 @ 104.31) (1)	(B, B3)	03/15/26	8.625	128,691

200	Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 06/15/24 @ 102.00) (1),(3)	(B, B1)	06/15/29	4.000	144,455

					4,504,107

Machinery (4.8%)

1,225	Arcosa., Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.19) (1)	(BB, Ba2)	04/15/29	4.375	1,032,590

1,680	ATS Automation Tooling Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/23 @ 102.06) (1)	(B+, B2)	12/15/28	4.125	1,405,261

1,400	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 103.31) (1)	(CCC, Caa1)	10/15/29	6.625	1,030,750

1,700	Granite U.S. Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/22 @ 105.50) (1)	(CCC+, Caa1)	10/01/27	11.000	1,600,253

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Machinery

$1,838	Harsco Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/22 @ 102.88) (1),(3)	(B+, B1)	07/31/27	5.750	$1,473,065

400	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 08/01/22 @ 102.88)	(BB+, Ba1)	06/15/25	5.750	408,666

					6,950,585

Managed Care (0.4%)

705	HealthEquity, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.25) (1)	(B, B3)	10/01/29	4.500	617,756

Media - Diversified (0.1%)

200	News Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/27 @ 102.56) (1)	(BB+, Ba1)	02/15/32	5.125	177,480

Media Content (0.8%)

980	Diamond Sports Finance Co., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 103.31) (1)	(CCC-, Ca)	08/15/27	6.625	122,500

491	Diamond Sports Finance Co., Rule 144A, Secured Notes (Callable 08/15/22 @ 102.69) (1)	(CCC+, Caa3)	08/15/26	5.375	123,364

200	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/24 @ 102.00) (1)	(BB, Ba3)	07/15/28	4.000	173,709

800	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.75) (1)	(BB, Ba3)	07/01/29	5.500	730,956

					1,150,529

Medical Products (1.7%)

675	Embecta Corp., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 101.25) (1)	(B+, Ba3)	02/15/30	5.000	567,706

800	Medline Borrower LP, Rule 144A, Senior secured Notes (Callable 10/01/24 @ 101.94) (1)	(B+, B1)	04/01/29	3.875	684,888

1,400	Medline Borrower LP, Rule 144A, Senior Unsecured Notes (Callable 10/01/24 @ 102.63) (1),(3)	(B-, Caa1)	10/01/29	5.250	1,162,448

					2,415,042

Metals & Mining - Excluding Steel (3.4%)

250	Canpack U.S. LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 101.94) (1)	(BB, NR)	11/15/29	3.875	195,412

1,600	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 103.25) (1)	(B, B1)	02/15/30	6.500	1,285,984

1,500	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 07/11/22 @ 103.44) (1)	(B+, NR)	03/01/26	6.875	1,384,455

400	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/23 @ 102.31) (1)	(BB, B1)	03/01/28	4.625	333,574

400	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.25) (1)	(BB, B1)	06/01/31	4.500	304,492

110	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.38) (1)	(BB, B1)	01/30/30	4.750	91,640

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Metals & Mining - Excluding Steel

$1,129	SunCoke Energy, Inc., Rule 144A, Senior Secured Notes (Callable 06/30/24 @ 102.44) (1)	(BB, B1)	06/30/29	4.875	$893,494

550	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/23 @ 103.50) (1)	(B-, B3)	02/15/26	7.000	468,944

					4,957,995

Packaging (2.2%)

460	Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 101.50) (1),(2)	(B+, B3)	09/01/29	3.000	359,968

400	Intelligent Packaging Ltd. Co-Issuer LLC, Rule 144A, Senior Secured Notes (Callable 09/15/22 @ 103.00) (1)	(B-, B3)	09/15/28	6.000	332,120

525	Pactiv Evergreen Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/23 @ 102.00) (1)	(B+, B1)	10/15/27	4.000	449,941

2,380	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.06) (1)	(BB-, Ba3)	04/15/29	4.125	2,036,292

					3,178,321

Personal & Household Products (1.2%)

800	Diamond BC B.V., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.31) (1),(3)	(B, Caa1)	10/01/29	4.625	640,868

1,350	High Ridge Brands Co., Rule 144A, Senior Unsecured Notes (Callable 08/08/22 @ 100.00) (1),(4),(5),(7),(8)	(NR, NR)	03/15/25	0.000	13,500

1,600	MajorDrive Holdings IV LLC, Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.19) (1)	(CCC+, Caa2)	06/01/29	6.375	1,098,896

					1,753,264

Pharmaceuticals (3.0%)

500	Bausch Health Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/22 @ 104.63) (1)	(B-, B3)	04/01/26	9.250	358,877

250	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 08/02/22 @ 104.50) (1)	(B-, B3)	12/15/25	9.000	181,933

500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/24 @ 103.63) (1)	(B-, B3)	05/30/29	7.250	272,023

700	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.63) (1)	(B-, B3)	01/30/30	5.250	363,426

400	Bausch Health Cos., Inc., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.44) (1)	(BB-, Ba3)	06/01/28	4.875	312,092

708	Emergent BioSolutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/23 @ 101.94) (1)	(BB-, B1)	08/15/28	3.875	502,862

650	Endo Finance LLC, Rule 144A, Senior Secured Notes (Callable 08/01/22 @ 100.00) (1)	(CC, Caa2)	10/15/24	5.875	497,250

400	Endo U.S., Inc., Rule 144A, Senior Secured Notes (Callable 04/01/24 @ 104.59) (1),(3)	(CC, Caa2)	04/01/29	6.125	302,836

940	Grifols Escrow Issuer S.A., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 102.38) (1)	(B, B3)	10/15/28	4.750	816,653

900	Jazz Securities DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.19) (1)	(BB-, Ba2)	01/15/29	4.375	800,168

					4,408,120

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Real Estate Development & Management (0.6%)

$1,135	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes (1),(3)	(CCC+, Wr)	05/01/25	7.875	$832,205

Real Estate Investment Trusts (2.2%)

1,271	Global Net Lease Operating Partnership LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00) (1)	(BBB-, Ba3)	12/15/27	3.750	1,064,931

1,400	iStar, Inc., Global Senior Unsecured Notes (Callable 08/15/22 @ 102.75)	(BB, Ba2)	02/15/26	5.500	1,319,717

200	iStar, Inc., Senior Unsecured Notes (Callable 07/01/24 @ 100.00)	(BB, Ba2)	10/01/24	4.750	188,643

750	VICI Note Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/26 @ 100.00) (1)	(BBB-, Ba1)	02/01/27	5.750	713,029

					3,286,320

Recreation & Travel (5.2%)

800	Boyne U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 102.38) (1)	(B, B1)	05/15/29	4.750	694,008

1,227	Merlin Entertainments Ltd., Rule 144A, Secured Notes (Callable 03/17/26 @ 100.00) (1)	(B, B2)	06/15/26	5.750	1,121,299

500	Motion Bondco DAC, Rule 144A, Company Guaranteed Notes (Callable 11/15/22 @ 103.31) (1),(3)	(CCC, Caa2)	11/15/27	6.625	396,547

589	Powdr Corp., Rule 144A, Senior Secured Notes (Callable 08/01/22 @ 103.00) (1)	(B, B1)	08/01/25	6.000	587,572

1,775	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.63) (1),(3)	(B-, Caa1)	08/15/29	5.250	1,504,667

300	SeaWorld Parks & Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/22 @ 104.38) (1)	(BB-, Ba3)	05/01/25	8.750	311,069

1,150	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/22 @ 100.00) (1)	(B-, B3)	07/31/24	4.875	1,095,680

2,115	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/22 @ 102.44) (1)	(BB-, B2)	11/01/27	4.875	1,875,080

					7,585,922

Restaurants (0.8%)

1,225	Yum Brands, Inc., Global Senior Unsecured Notes (Callable 04/01/27 @ 102.69)	(BB, Ba3)	04/01/32	5.375	1,127,809

Software - Services (5.6%)

635	CA Magnum Holdings, Rule 144A, Senior Secured Notes (Callable 10/31/23 @ 102.69) (1)	(NR, B1)	10/31/26	5.375	551,899

610	CDK Global, Inc., Global Senior Unsecured Notes (Callable 08/01/22 @ 102.44)	(B-, Caa1)	06/01/27	4.875	596,150

500	CDK Global, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 102.63) (1)	(B-, Caa1)	05/15/29	5.250	493,073

2,100	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 07/15/24 @ 102.06) (1)	(B+, B1)	07/15/29	4.125	1,755,684

1,775	Endurance International Group Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/24 @ 103.00) (1)	(CCC+, Caa2)	02/15/29	6.000	1,286,772

257	GD Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/22 @ 102.63) (1)	(BB-, Ba3)	12/01/27	5.250	235,650

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Software - Services

$425	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ 102.06) (1)	(BB, Ba2)	12/01/31	4.125	$351,251

787	Presidio Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.13) (1)	(CCC+, Caa1)	02/01/28	8.250	692,804

2,305	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/23 @ 103.56) (1)	(CCC+, Caa2)	12/15/28	7.125	1,856,274

400	ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/24 @ 101.94) (1)	(B+, B1)	02/01/29	3.875	337,920

					8,157,477

Specialty Retail (3.8%)

40	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/23 @ 102.25) (3)	(BB, B1)	03/01/28	4.500	34,755

491	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/25 @ 102.38)	(BB, B1)	03/01/30	4.750	404,312

200	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 102.31) (1)	(BB, B1)	11/15/29	4.625	165,536

200	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.50) (1)	(BB, B1)	02/15/32	5.000	163,796

950	eG Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/01/22 @ 104.25) (1)	(B-, B3)	10/30/25	8.500	921,647

400	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/24 @ 102.44) (1)	(BB-, B2)	05/01/29	4.875	305,594

200	Murphy Oil U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88) (1)	(BB+, Ba2)	02/15/31	3.750	170,319

400	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 06/15/24 @ 101.88)	(BB-, Ba3)	06/15/29	3.750	334,607

51	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 05/01/23 @ 101.88) (1)	(NR, NR)	05/01/25	7.500	34,894

1,850	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 08/01/22 @ 103.75) (1)	(NR, Caa1)	05/01/25	7.500	1,325,321

600	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 102.31) (1)	(BB-, B1)	11/15/29	4.625	465,693

1,150	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.44) (1),(3)	(BB-, B1)	11/15/31	4.875	866,727

450	Wolverine World Wide, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.00) (1),(3)	(BB-, Ba2)	08/15/29	4.000	361,652

					5,554,853

Support - Services (7.9%)

782	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31) (1)	(B, B2)	06/01/28	4.625	638,541

318	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31) (1)	(B, B2)	06/01/28	4.625	263,945

1,300	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.00) (1)	(CCC+, Caa1)	06/01/29	6.000	950,542

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Support - Services

$905	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/22 @ 104.88) (1)	(CCC+, Caa1)	07/15/27	9.750	$768,313

400	APi Escrow Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/24 @ 102.38) (1)	(B, B1)	10/15/29	4.750	321,886

475	APi Group DE, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/24 @ 102.06) (1)	(B, B1)	07/15/29	4.125	377,917

400	Clarivate Science Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 06/30/24 @ 102.44) (1),(3)	(CCC+, Caa1)	07/01/29	4.875	329,606

1,600	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/24 @ 102.25) (1)	(B-, B2)	05/01/28	4.500	1,234,576

2,035	GEMS Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 08/01/22 @ 103.56) (1)	(B-, B3)	07/31/26	7.125	1,922,696

2,000	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/24 @ 102.31) (1)	(B, B2)	05/01/29	4.625	1,562,520

200	Pegasystems, Inc., Senior Unsecured Notes	(NR, NR)	03/01/25	0.750	162,300

500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/22 @ 103.56) (1)	(BB, B1)	06/15/25	7.125	498,125

500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 103.63) (1)	(BB, B1)	06/15/28	7.250	495,710

1,231	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/23 @ 103.44) (1)	(CCC+, Caa1)	10/15/28	6.875	986,499

595	Williams Scotsman International, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.31) (1)	(B+, B2)	08/15/28	4.625	508,094

700	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/25 @ 102.50) (1)	(BB-, B2)	01/15/30	5.000	588,882

					11,610,152

Tech Hardware & Equipment (4.6%)

1,200	Ciena Corp., Rule 144A, Company Guaranteed Notes (Callable 01/31/25 @ 102.00) (1)	(BB, Ba1)	01/31/30	4.000	1,037,178

759	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 07/11/22 @ 101.00) (1)	(CCC+, Caa1)	06/15/25	6.000	658,004

340	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 07/11/22 @ 102.50) (1)	(CCC+, Caa1)	03/15/27	5.000	251,548

650	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/22 @ 104.13) (1)	(CCC+, Caa1)	03/01/27	8.250	515,443

685	CommScope, Inc., Rule 144A, Senior Secured Notes (Callable 09/01/24 @ 102.38) (1)	(B, B1)	09/01/29	4.750	554,507

1,350	Entegris Escrow Corp., Rule 144A, Senior Secured Notes (Callable 01/15/29 @ 100.00) (1)	(BB+, Baa3)	04/15/29	4.750	1,261,204

1,600	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38) (1)	(BB-, B1)	05/15/29	4.750	1,343,984

1,320	Vertiv Group Corp., Rule 144A, Senior Secured Notes (Callable 11/15/24 @ 102.06) (1)	(BB-, B1)	11/15/28	4.125	1,073,767

					6,695,635

Telecom - Wireline Integrated & Services (2.7%)

1,656	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 09/15/23 @ 102.56) (1)	(B, B2)	01/15/29	5.125	1,256,862

200	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 04/15/24 @ 102.56) (1)	(B, B2)	07/15/29	5.125	151,629

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Telecom - Wireline Integrated & Services

$200	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 10/15/24 @ 102.75) (1)	(B, B2)	10/15/29	5.500	$153,375

2,651	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/22 @ 101.97) (1),(4)	(NR, Wr)	12/31/24	0.000	212,204

1,193	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 10/15/22 @ 103.38) (1)	(B+, B1)	10/15/27	6.750	1,116,034

200	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56) (1)	(B+, B1)	07/15/29	5.125	167,381

500	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 07/11/22 @ 102.50) (1),(9)	(BB-, Ba3)	04/15/27	5.000	551,767

400	Vmed O2 UK Financing I PLC, Rule 144A, Senior Secured Notes (Callable 01/31/26 @ 102.13) (1)	(BB-, Ba3)	01/31/31	4.250	322,654

					3,931,906

Theaters & Entertainment (2.9%)

1,538	AMC Entertainment Holdings, Inc., 10.00% Cash, 12.00% PIK, Rule 144A, Secured Notes (Callable 06/15/23 @ 106.00) (1),(10)	(CCC-, Caa3)	06/15/26	10.000	1,025,503

1,025	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/22 @ 101.22) (1)	(B-, B3)	11/01/24	4.875	980,787

700	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/22 @ 102.81) (1)	(B-, B3)	03/15/26	5.625	665,840

325	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/22 @ 103.56) (1),(3)	(B-, B3)	10/15/27	4.750	291,866

800	Technicolor S.A., Rule 144A (1),(2),(5)	(NR, NR)	05/31/29	4.500	877,592

400	Technicolor S.A., Tranche 2 Notes (2)	(NR, NR)	06/30/24	6.000	433,862

					4,275,450

Transport Infrastructure/Services (0.4%)

622	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 07/11/22 @ 100.00) (1)	(B, Caa1)	08/15/22	11.250	618,683

Trucking & Delivery (0.4%)

800	XO Management Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/25 @ 103.19) (1)	(B-, Caa1)	02/01/30	6.375	642,112

TOTAL CORPORATE BONDS (Cost $174,374,002)					145,495,021

BANK LOANS (32.4%)

Aerospace & Defense (1.4%)

1,050	Amentum Government Services Holdings LLC, LIBOR 3M + 8.750% (5),(11)	(NR, NR)	01/31/28	11.000	1,002,750

300	Amentum Government Services Holdings LLC, SOFR 6M + 4.000%, SOFR 3M + 4.000% (11)	(B, B1)	02/15/29	4.777 – 5.597	286,502

728	Peraton Corp., LIBOR 1M + 7.750% (11)	(NR, NR)	02/01/29	9.005	680,779

					1,970,031

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)

Auto Parts & Equipment (1.0%)

$722	Dayco Products LLC, LIBOR 3M + 4.250% (11)	(CCC, Caa2)	05/19/23	5.825	$663,078

238	Jason Group, Inc., LIBOR 1M + 1.000% Cash, 9.000% PIK (10),(11)	(NR, Caa3)	03/02/26	11.666	234,807

329	Jason Group, Inc., LIBOR 3M + 6.000% Cash, 4.000% PIK (10),(11)	(NR, Caa1)	08/28/25	11.666	314,195

357	U.S. Farathane LLC, LIBOR 3M + 4.250% (5),(11)	(CCC+, B2)	12/23/24	6.500	311,989

					1,524,069

Banking (0.6%)

889	Citco Funding LLC, LIBOR 3M + 2.500% (11)	(NR, Ba3)	09/28/23	4.750	866,762

Chemicals (5.7%)

1,459	Ascend Performance Materials Operations LLC, LIBOR 3M + 4.750% (11)	(BB-, Ba3)	08/27/26	7.000	1,426,202

3,568	Atotech B.V., LIBOR 1M + 2.500% (11)	(B+, B1)	03/18/28	4.166	3,417,812

1,452	Polar U.S. Borrower LLC, LIBOR 1M + 4.750% (5),(11)	(B-, B3)	10/15/25	6.005	1,331,775

1,750	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250% (6),(11)	(CCC-, Caa2)	10/27/25	9.825	1,685,110

544	Zep, Inc., LIBOR 3M + 4.000% (11)	(CCC+, B2)	08/12/24	6.250	480,252

					8,341,151

Diversified Capital Goods (0.8%)

1,031	Electrical Components International, Inc., PRIME + 7.500% (5),(11)	(B-, B2)	06/26/25	12.250	948,835

244	GrafTech Finance, Inc., LIBOR 1M + 3.000% (11)	(BB, Ba3)	02/12/25	4.666	237,558

					1,186,393

Electronics (2.5%)

750	CPI International, Inc., LIBOR 3M + 7.250% (5),(6),(11)	(CCC, NRcaa2)	07/26/25	8.489	730,794

1,550	EXC Holdings III Corp., LIBOR 3M + 7.500% (5),(11)	(CCC+, Caa1)	12/01/25	8.500	1,495,750

1,534	Idemia Group, LIBOR 3M + 4.500% (11)	(B-, B2)	01/09/26	6.750	1,435,754

					3,662,298

Food & Drug Retailers (0.7%)

1,000	WOOF Holdings, Inc., LIBOR 3M + 7.250% (5),(11)	(CCC, Caa2)	12/21/28	9.313	965,000

Food - Wholesale (0.4%)

518	United Natural Foods, Inc., LIBOR 1M + 3.250% (11)	(BB-, B1)	10/22/25	4.890	500,891

Gas Distribution (0.7%)

1,111	Traverse Midstream Partners LLC, SOFR 3M + 4.250%, SOFR 6M + 4.250% (11)	(B+, B3)	09/27/24	5.384 – 5.950	1,063,172

Health Services (1.4%)

541	Carestream Health, Inc., LIBOR 3M + 6.750% (11)	(B-, B1)	05/08/23	9.500	538,334

1,616	U.S. Radiology Specialists, Inc., LIBOR 3M + 5.250% (11)	(B-, B3)	12/15/27	7.563	1,437,934

					1,976,268

Investments & Misc. Financial Services (1.6%)

1,500	AqGen Ascensus, Inc., LIBOR 3M + 6.500% (5),(11)	(CCC, Caa2)	08/02/29	7.500	1,406,250

865	Deerfield Dakota Holding LLC, LIBOR 1M + 6.750% (11)	(CCC, Caa2)	04/07/28	8.416	847,354

570	Ditech Holding Corp. (4),(8)	(NR, NR)	06/30/23	0.000	113,618

					2,367,222

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)

Life Insurance (0.5%)

$960	Vida Capital, Inc., LIBOR 1M + 6.000% (5),(11)	(CCC, B2)	10/01/26	7.666	$777,397

Machinery (1.1%)

487	Granite Holdings U.S. Acquisition Co., LIBOR 3M + 4.000% (11)	(B, B1)	09/30/26	6.250	460,843

798	LTI Holdings, Inc., LIBOR 1M + 6.750% (6),(11)	(CCC+, Caa2)	09/06/26	8.416	729,913

438	LTI Holdings, Inc., LIBOR 1M + 3.500% (11)	(B-, B2)	09/06/25	5.166	408,242

					1,598,998

Media Content (0.1%)

118	Diamond Sports Group, LLC, SOFR 1M + 8.000% (11)	(B, B2)	05/26/26	9.181	117,484

Medical Products (0.8%)

615	Femur Buyer, Inc., LIBOR 3M + 5.500% (5),(11)	(NR, NR)	03/05/24	7.750	517,211

689	Viant Medical Holdings, Inc., LIBOR 1M + 6.250% (5),(11)	(CCC+, B3)	07/02/25	7.916	684,197

					1,201,408

Packaging (0.2%)

540	Strategic Materials, Inc., LIBOR 3M + 7.750% (6),(11)	(CC, C)	10/31/25	9.036	270,000

Personal & Household Products (1.6%)

800	ABG Intermediate Holdings 2 LLC, SOFR 1M + 6.000% (5),(11)	(CCC+, Caa1)	12/20/29	7.673	748,000

1,109	Serta Simmons Bedding LLC, LIBOR 1M + 7.500% (11)	(B, B2)	08/10/23	9.009	1,083,523

747	Serta Simmons Bedding LLC, LIBOR 1M + 7.500% (11)	(B-, Caa2)	08/10/23	9.009	530,506

					2,362,029

Pharmaceuticals (0.3%)

490	Akorn, Inc., LIBOR 3M + 7.500% (11)	(CCC+, Caa2)	10/01/25	8.500	478,726

Recreation & Travel (1.9%)

763	Bulldog Purchaser, Inc., LIBOR 3M + 7.750% (11)	(CCC-, Caa3)	09/04/26	9.325	699,839

976	Bulldog Purchaser, Inc., LIBOR 3M + 3.750% (11)	(B-, B3)	09/05/25	5.325	898,637

529	Hornblower Sub LLC, LIBOR 3M + 4.500% (11)	(CCC-, Caa2)	04/27/25	7.377	400,007

773	Hornblower Sub LLC, LIBOR 3M + 8.125% (11)	(NR, NR)	11/10/25	10.057	789,626

					2,788,109

Restaurants (0.1%)

200	Tacala LLC, LIBOR 1M + 7.500% (11)	(CCC, Caa2)	02/04/28	9.166	187,667

Software - Services (4.5%)

1,203	Aston FinCo Sarl, LIBOR 1M + 4.250% (11)	(B-, B2)	10/09/26	5.916	1,143,706

904	Astra Acquisition Corp., LIBOR 1M + 5.250% (11)	(B-, B2)	10/25/28	6.916	789,900

600	CommerceHub, Inc., LIBOR 3M + 7.000% (5),(11)	(CCC, Caa2)	12/29/28	9.250	516,000

1,250	Epicor Software Corp., LIBOR 1M + 7.750% (11)	(CCC, Caa2)	07/31/28	9.416	1,221,250

465	Finastra U.S.A., Inc., LIBOR 3M + 3.500% (11)	(B-, B2)	06/13/24	4.739	420,814

2,361	Finastra U.S.A., Inc., LIBOR 3M + 7.250% (11)	(CCC, Caa2)	06/13/25	8.489	2,047,034

475	Project Leopard Holdings, Inc., LIBOR 3M + 4.500% (11)	(B, B2)	07/07/24	6.166	473,276

					6,611,980

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)

Support - Services (2.0%)

$2,260	Change Healthcare Holdings LLC, LIBOR 1M + 2.500% (11)	(B+, B1)	03/01/24	4.166	$2,205,805

400	LaserShip, Inc. (5),(12)	(CCC, Caa2)	05/07/29	0.000	390,000

400	TruGreen Limited Partnership, LIBOR 1M + 8.500% (5),(11)	(CCC+, Caa1)	11/02/28	10.166	386,000

					2,981,805

Telecom - Wireline Integrated & Services (0.6%)

875	TVC Albany, Inc., LIBOR 1M + 7.500% (6),(11)	(CCC, Caa2)	07/23/26	9.170	794,062

Theaters & Entertainment (1.9%)

515	Technicolor S.A., LIBOR 6M + 6.000% Cash, 6.000% PIK (10),(11)	(B, Caa1)	06/30/24	12.446	526,369

846	TopGolf International, Inc., LIBOR 1M + 6.250% (11)	(B, B3)	02/09/26	7.892	835,448

1,564	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750% (11)	(B, B3)	05/18/25	4.420	1,477,124

					2,838,941

TOTAL BANK LOANS (Cost $51,027,298)					47,431,863

ASSET BACKED SECURITIES (7.1%)

Collateralized Debt Obligations (7.1%)

650	Anchorage Capital CLO 15 Ltd., 2020-15A, Rule 144A, LIBOR 3M + 7.400% (1),(11)	(NR, Ba3)	07/20/34	8.463	602,950

1,000	Anchorage Capital CLO 25 Ltd., 2022-25A, Rule 144A, SOFR 3M + 7.170% (1),(11)	(NR, Ba3)	04/20/35	7.411	908,987

500	Anchorage Credit Funding Ltd., 2016-4A, Rule 144A (1)	(NR, Ba3)	04/27/39	6.659	405,560

750	Battalion CLO 18 Ltd., 2020-18A, Rule 144A, LIBOR 3M + 6.710% (1),(11)	(BB-, NR)	10/15/36	7.754	664,933

1,000	Battalion CLO XV Ltd., 2020-15A, Rule 144A, LIBOR 3M + 6.350% (1),(11)	(BB-, NR)	01/17/33	7.394	908,518

1,000	Cedar Funding VI CLO Ltd., 2016-6A, Rule 144A, LIBOR 3M + 6.720% (1),(11)	(BB-, NR)	04/20/34	7.783	887,761

1,000	KKR CLO Ltd., 14, Rule 144A, LIBOR 3M + 6.150% (1),(11)	(NR, B1)	07/15/31	7.194	875,348

1,000	KKR CLO Ltd., 16, Rule 144A, LIBOR 3M + 7.110% (1),(11)	(BB-, NR)	10/20/34	8.173	897,892

1,000	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, LIBOR 3M + 5.750% (1),(11)	(NR, Ba1)	01/22/35	6.886	845,214

400	MP CLO III Ltd., 2013-1A, Rule 144A, LIBOR 3M + 3.050% (1),(11)	(NR, Ba1)	10/20/30	4.113	330,608

1,000	Oaktree CLO Ltd., 2019-4A, Rule 144A, LIBOR 3M + 7.230% (1),(11)	(BB-, NR)	10/20/32	8.293	864,923

1,000	Palmer Square Credit Funding Ltd., 2019-1A, Rule 144A (1)	(NR, Baa2)	04/20/37	5.459	878,949

1,000	Venture 41 CLO Ltd., 2021-41A, Rule 144A, LIBOR 3M + 7.710% (1),(11)	(BB-, NR)	01/20/34	8.773	880,883

400	Vibrant Clo VII Ltd., 2017-7A, Rule 144A, LIBOR 3M + 3.600% (1),(11)	(NR, Baa3)	09/15/30	4.663	360,165

TOTAL ASSET BACKED SECURITIES (Cost $11,464,793)					10,312,691

Shares

COMMON STOCKS (0.8%)

Auto Parts & Equipment (0.1%)

18,270	Jason Group, Inc. (8)				196,405

Chemicals (0.5%)

2,794	Project Investor Holdings LLC (5),(6),(7),(8)				28

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2022 (unaudited)

Shares		Value

COMMON STOCKS (continued)

Chemicals

$46,574	Proppants Holdings LLC (5),(6),(7),(8)	$932

10,028	UTEX Industries, Inc. (5),(8)	671,876

		672,836

Pharmaceuticals (0.2%)

45,583	Akorn Holding Company LLC (8)	262,102

Support - Services (0.0%)

800	LTR Holdings LLC (5),(6),(7),(8)	8

433	Sprint Industrial Holdings LLC, Class G (5),(6),(7),(8)	—

39	Sprint Industrial Holdings LLC, Class H (5),(6),(7),(8)	—

96	Sprint Industrial Holdings LLC, Class I (5),(6),(7),(8)	500

		508

TOTAL COMMON STOCKS (Cost $1,639,154)		1,131,851

WARRANT (0.0%)

Chemicals (0.0%)

11,643	Project Investor Holdings LLC, expires 02/20/2022 (5),(6),(7),(8) (Cost $6,054)	—

SHORT-TERM INVESTMENTS (9.7%)

4,598,129	State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.45%	4,598,129

9,654,683	State Street Navigator Securities Lending Government Money Market Portfolio, 1.56% (13)	9,654,683

TOTAL SHORT-TERM INVESTMENTS (Cost $14,252,812)		14,252,812

TOTAL INVESTMENTS AT VALUE (149.5%) (Cost $252,764,113)		218,624,238

LIABILITIES IN EXCESS OF OTHER ASSETS (-49.5%)		(72,355,222)

NET ASSETS (100.0%)		$146,269,016

INVESTMENT ABBREVIATIONS
1M = 1 Month
3M = 3 Month
6M = 6 Month
LIBOR = London Interbank Offered Rate
NR = Not Rated
Sarl = société à responsabilité limitée
SOFR = Secured Overnight Financing Rate

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities amounted to a value of $146,246,795 or 100.0% of net assets.

(2)	This security is denominated in Euro.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2022 (unaudited)

(3)	Security or portion thereof is out on loan (See Note 2-K).
(4)	Bond is currently in default.
(5)	Security is valued using significant unobservable inputs.
(6)	Illiquid security.
(7)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
(8)	Non-income producing security.
(9)	This security is denominated in British Pound.
(10)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(11)	Variable rate obligation - The interest rate shown is the rate in effect as of June 30, 2022. The rate may be subject to a cap and floor.
(12)
The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of June 30, 2022.

(13)	Represents security purchased with cash collateral received for securities on loan.
Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation
GBP	21,284	USD	25,882	10/12/22	JPMorgan Chase	$25,882	$25,900	$18
USD	531,853	EUR	479,991	10/12/22	Barclays Bank PLC	(531,853)	(505,452)	26,401
USD	2,365,021	EUR	2,079,062	10/12/22	Deutsche Bank AG	(2,365,021)	(2,189,347)	175,674
USD	733,738	GBP	540,767	10/12/22	Deutsche Bank AG	(733,738)	(658,047)	75,691

								$277,784

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Depreciation
EUR	204,744	USD	223,646	10/12/22	Deutsche Bank AG	$223,646	$215,604	$(8,042)
EUR	179,722	USD	190,222	10/12/22	JPMorgan Chase	190,222	189,255	(967)
EUR	19,172	USD	22,069	10/12/22	Morgan Stanley	22,069	20,189	(1,880)
GBP	23,578	USD	29,404	10/12/22	Barclays Bank PLC	29,404	28,691	(713)
GBP	23,155	USD	30,381	10/12/22	Deutsche Bank AG	30,381	28,176	(2,205)

								$(13,807)

Total Net Unrealized Appreciation								$263,977

Currency Abbreviations:
EUR = Euro
GBP = British Pound
USD = United States Dollar

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Statement of Assets and Liabilities
June 30, 2022 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $9,654,683 (Cost $252,764,113) (Note 2)	$218,624,238	1
Cash	27
Foreign currency at value (Cost $857,383)	816,348
Interest receivable	3,178,670
Receivable for investments sold	185,884
Deferred offering costs (Note 7)	438,311
Unrealized appreciation on forward foreign currency contracts (Note 2)	277,784
Prepaid expenses and other assets	19,160

Total assets	223,540,422

Liabilities
Investment advisory fee payable (Note 3)	186,384
Administrative services fee payable (Note 3)	16,099
Loan payable (Note 4)	65,500,000
Payable upon return of securities loaned (Note 2)	9,654,683
Payable for investments purchased	1,668,151
Directors’ fee payable	47,125
Offering costs (Note 7)	18,212
Unrealized depreciation on forward foreign currency contracts (Note 2)	13,807
Interest payable (Note 4)	105,462
Accrued expenses	61,483

Total liabilities	77,271,406

Net Assets
Applicable to 52,338,992 shares outstanding	$146,269,016

Net Assets
Capital stock, $.001 par value (Note 6)	52,339
Paid-in capital (Note 6)	194,908,210
Total distributable earnings (loss)	(48,691,533)

Net assets	$146,269,016

Net Asset Value Per Share	$2.79

Market Price Per Share	$2.73

1	Includes $9,415,695 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Statement of Operations
For the Six Months Ended June 30, 2022 (unaudited)

Investment Income
Interest	$7,022,313
Securities lending (net of rebates)	10,300

Total investment income	7,032,613

Expenses
Investment advisory fees (Note 3)	394,260
Administrative services fees (Note 3)	32,897
Interest expense (Note 4)	423,171
Directors’ fees	66,671
Custodian fees	41,952
Commitment fees (Note 4)	40,425
Printing fees	34,667
Transfer agent fees	26,420
Audit and tax fees	24,497
Stock exchange listing fees	8,325
Legal fees	7,779
Insurance expense	414
Miscellaneous expense	5,170

Total expenses	1,106,648

Net investment income	5,925,965

Net Realized and Unrealized Gain (Loss) from Investments, Foreign Currency and Forward Foreign Currency Contracts
Net realized loss from investments	(994,128)
Net realized loss from foreign currency transactions	(14,836)
Net change in unrealized appreciation (depreciation) from investments	(31,443,802)
Net change in unrealized appreciation (depreciation) from foreign currency translations	9,974
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	237,826

Net realized and unrealized loss from investments, foreign currency transactions and forward foreign currency contracts	(32,204,966)

Net decrease in net assets resulting from operations	$(26,279,001)

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021
From Operations
Net investment income	$5,925,965	$12,159,108
Net realized gain (loss) from investments, foreign currency transactions and forward foreign currency contracts	(1,008,964)	1,603,243
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	(31,196,002)	1,217,360

Net increase (decrease) in net assets resulting from operations	(26,279,001)	14,979,711

From Distributions
From distributable earnings	(7,065,764)	(12,783,466)
Return of capital	—	(1,341,529)

Net decrease in net assets resulting from distributions	(7,065,764)	(14,124,995)

From Capital Share Transactions (Note 6)
Reinvestment of distributions	—	117,849

Net increase in net assets from capital share transactions	—	117,849

Net increase (decrease) in net assets	(33,344,765)	972,565
Net Assets
Beginning of period	179,613,781	178,641,216

End of period	$146,269,016	$179,613,781

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Statement of Cash Flows
June 30, 2022 (unaudited)

Reconciliation of Net Decrease in Net Assets from Operations to Net Cash Provided by Operating Activities
Net decrease in net assets resulting from operations		$(26,279,001)

Adjustments to Reconcile Net Decrease in Net Assets from Operations to Net Cash Provided by Operating Activities
Increase in interest receivable	$(86,911)
Decrease in accrued expenses	(175,757)
Increase in payable upon return of securities loaned	5,747,818
Increase in interest payable	46,480
Increase in prepaid expenses and other assets	(17,777)
Decrease in advisory fees payable	(40,217)
Net amortization of a premium or accretion of a discount on investments	(36,142)
Purchases of long-term securities, net of change in payable for investments purchased	(60,551,271)
Sales of long-term securities, net of change in receivable for investments sold	52,801,763
Net proceeds from sales (purchases) of short-term securities	(2,784,313)
Net change in unrealized (appreciation) depreciation from investments and forward foreign currency contracts	31,205,976
Net realized loss from investments	994,128
Total adjustments		27,103,777

Net cash provided by operating activities 1		$824,776

Cash Flows From Financing Activities
Borrowings on revolving credit facility	7,000,000
Cash distributions paid	(7,065,764)

Net cash used in financing activities		(65,764)

Net increase in cash		759,012
Cash — beginning of period		57,363

Cash — end of period		$816,375

1	Included in net cash provided by operating activities is cash of $376,691 paid for interest on borrowings.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Financial Highlights

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31,
			2021	2020	2019		2018	2017
Per share operating performance
Net asset value, beginning of period	$3.43		$3.42	$3.48	$3.21		$3.58	$3.48

INVESTMENT OPERATIONS
Net investment income 1	0.11		0.23	0.27	0.26		0.27	0.24
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.61)		0.05	(0.06)	0.28		(0.37)	0.12

Total from investment activities	(0.50)		0.28	0.21	0.54		(0.10)	0.36

LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.14)		(0.24)	(0.27)	(0.27)		(0.27)	(0.24)
Return of capital	—		(0.03)	—	(0.00	) 2	—	(0.02)

Total dividends and distributions	(0.14)		(0.27)	(0.27)	(0.27)		(0.27)	(0.26)

Net asset value, end of period	$2.79		$3.43	$3.42	$3.48		$3.21	$3.58

Per share market value, end of period	$2.73		$3.43	$3.15	$3.22		$2.77	$3.31

TOTAL INVESTMENT RETURN 3
Net asset value	(14.86)%		8.51%	8.08%	18.17%		(2.39)%	11.34%
Market value	(16.69)%		17.82%	7.58%	26.71%		(8.89)%	13.37%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$146,269		$179,614	$178,641	$182,030		$167,897	$187,472
Ratio of net expenses to average net assets	1.34	% 4	1.07%	1.25%	1.92%		1.82%	1.06%
Ratio of net expenses to average net assets excluding interest expense	0.83	% 4	0.80%	0.75%	0.78%		0.78%	0.90%
Ratio of net investment income to average net assets	7.18	% 4	6.70%	8.55%	7.59%		7.83%	6.75%
Asset Coverage per $1,000 of Indebtedness	$3,233		$4,070	$4,162	$4,021		$3,373	$5,075
Portfolio turnover rate 5	24%		53%	36%	35%		39%	64%

1	Per share information is calculated using the average shares outstanding method.
2	This amount represents less than $(0.01) per share.
3
Total investment return at net asset value is based on the change in the net asset value of Fund shares and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Total investment return at market value is based on the change in the market price at which the Fund’s shares traded on the stock exchange during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on NAV and share price. Total returns for periods less than one year are not annualized.

4	Annualized.
5
Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements
June 30, 2022 (unaudited)

Note 1. Organization
Credit Suisse Asset Management Income Fund, Inc. (the “Fund”) was incorporated on February 11, 1987 and is registered as a diversified, closed-end
management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objective of the Fund is to provide current income consistent with the preservation of capital.
Note 2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 — Financial Services — Investment Companies.
A) SECURITY VALUATION — The Board of Directors (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the Board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2022 (unaudited)

Note 2. Significant Accounting Policies
 (continued)

of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$144,600,199	$894,822		$145,495,021
Bank Loans	—	35,219,915	12,211,948		47,431,863
Asset Backed Securities	—	10,312,691	—		10,312,691
Common Stocks	—	458,507	673,344		1,131,851
Warrants	—	—	0	(1)	0	(1)
Short-term Investments	4,598,129	9,654,683	—		14,252,812

	$4,598,129	$200,245,995	$13,780,114		$218,624,238

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$277,784	$—		$277,784

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$13,807	$—		$13,807

(1)	Includes zero valued security.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2022 (unaudited)

Note 2. Significant Accounting Policies
 (continued)

The following is a reconciliation of investments as of June 30, 2022 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrant		Total
Balance as of December 31, 2021	$18,917	$8,217,766	$5,700	$0	(1)	$8,242,383
Accrued discounts (premiums)	630	25,889	—	—		26,519
Purchases	866,892	996,629	—	—		1,863,521
Sales	—	(2,269,321)	—	—		(2,269,321)
Realized gain (loss)	—	15,585	(44,986)	—		(29,401)
Change in unrealized appreciation (depreciation)	8,383	(388,698)	40,754	—		(339,561)
Transfers into Level 3	—	6,678,161	671,876	—		7,350,037
Transfers out of Level 3	—	(1,064,063)	—	—		(1,064,063)

Balance as of June 30, 2022	$894,822	$12,211,948	$673,344	$0	(1)	$13,780,114

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2022	$8,383	$(264,954)	$(4,232)	—		$(260,803)

(1)	Includes zero valued security.
Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At 06/30/2022	Valuation Technique	Unobservable Input	Range (Weighted Average)*
Bank Loans	$12,211,948	Vendor pricing	Single Broker Quote	$0.81 - $0.99 ($0.93)
Common Stocks	$1,468	Income Approach	Expected Remaining Distribution	$0.00 - $5.22 ($1.79)
	671,876	Vendor pricing	Single Broker Quote	$67.00 (N/A	)
Corporate Bonds	$881,322	Income Approach	Expected Remaining Distribution	$0.01 - $1.10 ($1.09)
	13,500	Vendor pricing	Single Broker Quote	$0.01 (N/A	)
Warrants	$0	Income Approach	Expected Remaining Distribution	$0.00 (N/A	)

*	Weighted by relative fair value
Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2022 (unaudited)

Note 2. Significant Accounting Policies
 (continued)

significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.
For the six months ended June 30, 2022, $7,350,037 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $1,064,063 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.
B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance and cash flows.
The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2022 and the effect of these derivatives on the Statement of Operations for the six months ended June 30, 2022.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate forward contracts	$277,784	$13,807	$—	$237,826
For the six months ended June 30, 2022, the Fund held an average monthly value on a net basis of $3,045,252 in forward foreign currency contracts.
The Fund is a party to International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”) with certain counterparties that govern over-the-counter
derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time.
The following table presents by counterparty the Fund’s derivative assets, net of related collateral held by the Fund, at June 30, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in Statement of Assets and Liabilities (a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Barclays Bank PLC	$26,401	$(713)	$—	$—	$25,688
Deutsche Bank AG	251,365	(10,247)	—	—	241,118
JPMorgan Chase	18	(18)	—	—	—

	$277,784	$(10,978)	$—	$—	$266,806

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2022 (unaudited)

Note 2. Significant Accounting Policies
 (continued)

The following table presents by counterparty the Fund’s derivative liabilities, net of related collateral pledged by the Fund, at June 30, 2022:

Counterparty	Gross Amount of Derivative Liabilities Presented in Statement of Assets and Liabilities (a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Barclays Bank PLC	$713	$(713)	$—	$—	$—
Deutsche Bank AG	10,247	(10,247)	—	—	—
JPMorgan Chase	967	(18)	—	—	949
Morgan Stanley	1,880	—	—	—	1,880

	$13,807	$(10,978)	$—	$—	$2,829

(a)	Forward foreign currency contracts are included.
C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into U.S. dollar amounts on the date of those transactions.
Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.
D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend
date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund declares and pays dividends on a monthly basis and records them on ex-date.
Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend
date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2022 (unaudited)

Note 2. Significant Accounting Policies
 (continued)

The Fund’s dividend policy is to distribute substantially all of its net investment income to its shareholders on a monthly basis. However, in order to provide shareholders with a more consistent yield to the current trading price of shares of common stock of the Fund, the Fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month.
F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund’s intention to continue to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.
In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships (“Qualifying Income”).
The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and procedures.
The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
G) CASH — The Fund’s uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company (“SSB”), the Fund’s custodian.
H) CASH FLOW INFORMATION — Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Assets and Liabilities, including domestic and foreign currencies. The Fund invests in securities and distributes dividends from net investment income and net realized gains, if any (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities and accretion or amortization income/expense recognized on investment securities.
I) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2022 (unaudited)

Note 2. Significant Accounting Policies
 (continued)

contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund’s open forward currency contracts at June 30, 2022 are disclosed in the Schedule of Investments.
J) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded and unfunded portions of credit agreements are presented in the Schedule of Investments. As of June 30, 2022, the fund has no unfunded loan commitments.
Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.
K) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund’s securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
SSB has been engaged by the Fund to act as the Fund’s securities lending agent. As of June 30, 2022, the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market Value of Loaned Securities	Market Value of Cash Collateral	Total Collateral
$9,415,695	$9,654,683	$9,654,683
The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2022.
Gross Amounts Not Offset in the Statement of Assets and Liabilities

Gross Asset Amounts Presented in the Statement of Assets and Liabilities (a)	Collateral Received (b)	Net Amount
$9,415,695	$(9,415,695)	$—

(a)	Represents market value of loaned securities at period end.
(b)	The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2022 (unaudited)

Note 2. Significant Accounting Policies
 (continued)

The Fund’s securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. During the six months ended June 30, 2022, total earnings from the Fund’s investment in cash collateral received in connection with securities lending arrangements was $21,490, of which $7,764 was rebated to borrowers (brokers). The Fund retained $10,300 in income from the cash collateral investment, and SSB, as lending agent, was paid $3,426.
L) OTHER — Lower-rated debt securities (commonly known as “junk bonds”) possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.
In July 2017, the Financial Conduct Authority, the United Kingdom’s financial regulatory body, announced a desire to phase out the use of the London Interbank Offered Rate (“LIBOR”) by the end of 2021. The FCA and ICE Benchmark Administrator have since announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative
of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing the Secured Overnight Financing Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. The effect of any changes to, or discontinuation of, LIBOR on the Fund will depend on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. In addition, there are obstacles to converting certain longer-term securities and transactions to a new reference rate or rates and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined.
The transition away from LIBOR might lead to increased volatility and illiquidity in markets for instruments whose terms currently reference LIBOR, reduced values of LIBOR-related investments, reduced effectiveness of hedging strategies, increased costs for certain LIBOR-related instruments, increased difficulty in borrowing or refinancing, and prolonged adverse market conditions for the Fund. Furthermore, the risks associated with the expected discontinuation of LIBOR and related transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner.
In the normal course of business, the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2022 (unaudited)

Note 2. Significant Accounting Policies
 (continued)

due from counterparties and investments. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund’s Statement of Assets and Liabilities.
In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund’s net asset value.
Note 3. Transactions with Affiliates and Related Parties
Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at a rate per annum, computed weekly and paid quarterly as follows: 0.50% of an average weekly base amount which, with respect to each quarter, is the average of the lower of (i) the stock price (market value) of the Fund’s outstanding shares and (ii) the Fund’s net assets, in each case determined as of the last trading day for each week during the relevant quarter. For the six months ended June 30, 2022, investment advisory fees earned were $394,260.
The Fund from time to time purchases or sells loan investments in the secondary market through Credit Suisse or its affiliates acting in the capacity as broker-dealer. Credit Suisse or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.
Note 4. Line of Credit
The Fund has a line of credit subject to annual renewal provided by SSB primarily to leverage its investment portfolio (the “Agreement”). The Fund may borrow the lesser of: a) $85,000,000; b) an amount that is no greater than 33 1/3% of the Fund’s total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage); and c) the Borrowing Base as defined in the Agreement. Under the terms of the Agreement, the Fund pays a commitment fee of 0.25% on the unused amount. In addition, the Fund pays interest on borrowings at SOFR plus a spread. At June 30, 2022, the Fund had loans outstanding under the Agreement of $65,500,000. Unless renewed, the Agreement will terminate on June 7, 2023. During the six months ended June 30, 2022, the Fund had borrowings under the Agreement as follows:

Average Daily Loan Balance	Weighted Average Interest Rate	Maximum Daily Loan Outstanding	Interest Expense	Number of Days Outstanding
$64,107,735	1.31%	$65,500,000	$423,171	181
The use of leverage by the Fund creates an opportunity for increased net income and capital appreciation for the Fund, but, at the same time, creates special risks, and there can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The Fund intends to utilize leverage to provide the shareholders with a potentially higher return. Leverage creates risks for shareholders including the likelihood of greater volatility of net asset value and market price of the Fund’s shares and the risk that fluctuations in interest rates on borrowings and short-term debt may affect the return to shareholders. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, Credit Suisse

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2022 (unaudited)

Note 4. Line of Credit
 (continued)

in its best judgment nevertheless may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.
Certain types of borrowings by the Fund may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage and portfolio composition requirements. The securities held by the Fund are subject to a lien granted to the lender, to the extent of the borrowing outstanding and any additional expenses. The Fund’s lenders may establish guidelines for borrowing which may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. There is no guarantee that the Fund’s borrowing arrangements or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Fund. Expiration or termination of available financing for leveraged positions can result in adverse effects to the Fund’s access to liquidity and its ability to maintain leverage positions, and may cause the Fund to incur losses. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Fund. In addition, a decline in market value of the Fund’s assets may have particular adverse consequences in instances where the Fund has borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender requiring the Fund to sell assets at a time when it may not be in the Fund’s best interest to do so.
Note 5. Purchases and Sales of Securities
For the six months ended June 30, 2022, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$56,841,540	$52,586,978	$0	$0
Note 6. Fund Shares
The Fund offers a Dividend Reinvestment Plan (the “Plan”) to its common stockholders. By participating in the Plan, dividends and distributions will be promptly paid to stockholders in additional shares of common stock of the Fund. The number of shares to be issued will be determined by dividing the total amount of the distribution payable by the greater of (i) the net asset value per share (“NAV”) of the Fund’s common stock on the payment date, or (ii) 95% of the market price per share of the Fund’s common stock on the payment date. If the NAV of the Fund’s common stock is greater than the market price (plus estimated brokerage commissions) on the payment date, Computershare (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such distribution to purchase shares of Fund common stock in the open market.
The Fund has one class of shares of common stock, par value $0.001 per share; one hundred million shares are authorized. Transactions in shares of beneficial interest of the Fund were as follows:

	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021
Shares issued through reinvestment of distributions	—	34,063

Net increase	—	34,063

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2022 (unaudited)

Note 7. Shelf Offering
The Fund has an effective “shelf” registration statement, which became effective with the SEC on November 17, 2021. The shelf registration statement enables the Fund to issue up to $250,000,000 in proceeds through one or more public offerings. Shares may be offered at prices and terms to be set forth in one or more supplements to the Fund’s prospectus included in the shelf registration statement. On November 19, 2021, the Fund filed a prospectus supplement relating to an at-the-market
offering of the Fund’s shares of common stock. Any proceeds raised through such offering will be used for investment purposes. For the six months ended June 30, 2022, no common shares of beneficial interest were issued in the shelf offering.
Costs incurred by the Fund in connection with its shelf registration statement and prospectus supplement are recorded as a prepaid expense and recognized as “Deferred offering costs” on the Statement of Assets and Liabilities. These costs will be amortized pro rata as common shares are sold and will be recognized as a component of proceeds from the shelf offering on the Statement of Changes in Net Assets. Any deferred offering costs remaining after the effectiveness of the shelf registration statement will be expensed. Costs incurred by the Fund to keep the shelf registration current are expensed as incurred and recognized as a component of “Miscellaneous expense” on the Statement of Operations.
Note 8. Contingencies
In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 9. Subsequent Events
In preparing the financial statements as of June 30, 2022, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Credit Suisse Asset Management Income Fund, Inc.
Shareholder Meeting Results (unaudited)

On May 5, 2022, the Annual Meeting of shareholders of the Fund was held. The following matters were voted upon by the shareholders of the Fund and the results are presented below. Only proposal 1 was approved.
1. To re-elect Laura A. DeFelice as Director to serve a three-year term:

NOMINEE	“FOR” NOMINEE	WITHHELD
Laura A. DeFelice	31,513,561	3,512,348
2. To amend the charter to increase the number of authorized shares of common stock:

	Shares	% of total shares outstanding	% of total shares voted
For	10,366,023	19.81%	29.60%
Against	5,012,322	9.58%	14.31%
Abstain	881,278	1.68%	2.52%
Broker Non-votes	18,766,299	53.58%	53.58%
3. To amend the charter to permit the Board of Directors, without any action by the shareholders of the Fund, to amend the charter from time to time to increase or decrease the aggregate number of authorized shares of stock of any class or series:

	Shares	% of total shares outstanding	% of total shares voted
For	8,621,804	16.47%	24.62%
Against	6,906,335	13.20%	19.72%
Abstain	731,480	1.40%	2.09%
Broker Non-votes	18,766,290	53.58%	53.58%
4. To amend the charter to permit the Board of Directors, without any action by shareholders of the Fund, to issue stock from time to time:

	Shares	% of total shares outstanding	% of total shares voted
For	8,421,768	16.09%	24.04%
Against	6,955,320	13.29%	19.86%
Abstain	882,535	1.69%	2.52%
Broker Non-votes	18,766,290	53.58%	53.58%

Credit Suisse Asset Management Income Fund, Inc.
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use (“individual investors”). Specified sections of this notice, however, also apply to other types of investors (called “institutional investors”). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse
Closed-End
Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.
Categories of information we may collect:
We may collect information about you, including nonpublic personal information, such as

•
Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address,
e-mail
address, Social Security number, assets, income, financial situation; and

•
Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•
We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

•
We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•
In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or s organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or
non-U.S.,
court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Credit Suisse Asset Management Income Fund, Inc.
Notice of Privacy and Information Practices (unaudited) (continued)

Confidentiality and security

•
To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures
This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 24, 2022.

Credit Suisse Asset Management Income Fund, Inc.
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the
12-month
period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•	By calling 1-800-293-1232

•	On the Fund’s website, www.credit-suisse.com/us/funds

•	On the website of the Securities and Exchange Commission, www.sec.gov
The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form
N-PORT,
and for reporting periods ended prior to March 31, 2019, filed such information on Form
N-Q.
The Fund’s Forms
N-PORT
and
N-Q
are available on the SEC’s website at www.sec.gov.
Funds Managed by Credit Suisse Asset Management, LLC

CLOSED-END
FUNDS
Fixed Income
Credit Suisse Asset Management Income Fund, Inc. (NYSE American: CIK)
Credit Suisse High Yield Bond Fund (NYSE American: DHY)
Literature Request
— Call today for free descriptive information on the closed-ended funds listed above at
1-800-293-1232
or visit our website at www.credit-suisse.com/us/funds

OPEN-END
FUNDS

Credit Suisse Commodity Return Strategy Fund	Credit Suisse Strategic Income Fund
Credit Suisse Floating Rate High Income Fund	Credit Suisse Managed Futures Strategy Fund
Credit Suisse Multialternative Strategy Fund
Fund shares are not deposits or other obligation of Credit Suisse Asset Management, LLC or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse Asset Management, LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment. There are special risk considerations associated with international, global, emerging-markets, small-company, private equity, high-yield debt, single-industry, single-country and other special, aggressive or concentrated investment strategies. Past performance cannot guarantee future results.
More complete information about a fund, including charges and expenses, is provided in the Prospectus, which should be read carefully before investing. You may obtain copies by calling Credit Suisse Funds at
1-877-870-2874.
Performance information current to the most recent
month-end
is available at www.credit-suisse.com/us/funds.
Credit Suisse Securities (USA) LLC, Distributor.

Credit Suisse Asset Management Income Fund, Inc.
Dividend Reinvestment and Cash Purchase Plan (unaudited)

Credit Suisse Asset Management Income Fund, Inc. (the “Fund”) offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) to its common stockholders. The Plan offers common stockholders a prompt and simple way to reinvest net investment income dividends and capital gains and other periodic distributions in shares of the Fund’s common stock. Computershare Trust Company, N.A. (“Computershare”) acts as Plan Agent for stockholders in administering the Plan.
If your shares of common stock of the Fund are registered in your own name, you will automatically participate in the Plan, unless you have indicated that you do not wish to participate and instead wish to receive dividends and capital gains distributions in cash. If you are a beneficial owner of the Fund having your shares registered in the name of a bank, broker or other nominee, you must first make arrangements with the organization in whose name your shares are registered to have the shares transferred into your own name. Registered shareholders can join the Plan via the Internet by going to www.computershare.com, authenticating your online account, agreeing to the Terms and Conditions of online “Account Access” and completing an online Plan Enrollment Form. Alternatively, you can complete the Plan Enrollment Form and return it to Computershare at the address below.
By participating in the Plan, your dividends and distributions will be promptly paid to you in additional shares of common stock of the Fund. The number of shares to be issued to you will be determined by dividing the total amount of the distribution payable to you by the greater of (i) the net asset value per share (“NAV”) of the Fund’s common stock on the payment date, or (ii) 95% of the market price per share of the Fund’s common stock on the payment date. If the NAV of the Fund’s common stock is greater than the market price (plus estimated brokerage commissions) on the payment date, then Computershare (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such distribution on your shares to purchase shares of Fund common stock in the open market.
You should be aware that all net investment income dividends and capital gain distributions are taxable to you as ordinary income and capital gain, respectively, whether received in cash or reinvested in additional shares of the Fund’s common stock.
The Plan also permits participants to purchase shares of the Fund through Computershare. You may invest $100 or more monthly, with a maximum of $100,000 in any annual period. Computershare will purchase shares for you on the open market on the 25th of each month or the next trading day if the 25th is not a trading day.
There is no service fee payable by Plan participants for dividend reinvestment. For voluntary cash payments, Plan participants must pay a service fee of $5.00 per transaction. Plan participants will also be charged a pro rata share of the brokerage commissions for all open market purchases ($0.03 per share as of December 2021). Participants will also be charged a service fee of $5.00 for each sale and brokerage commissions of $0.03 per share (as of December 2021).
You may terminate your participation in the Plan at any time by notifying Computershare or requesting a sale of your shares held in the Plan. Your withdrawal will be effective immediately if your notice is received by Computershare prior to any dividend or distribution record date; otherwise, such termination will be effective only with respect to any subsequent dividend or distribution. Your dividend participation option will remain the same unless you withdraw all of your whole and fractional Plan shares, in which case your participation in the Plan will be terminated and you will receive subsequent dividends and capital gains distributions in cash instead of shares.

Credit Suisse Asset Management Income Fund, Inc.
Dividend Reinvestment and Cash Purchase Plan (unaudited) (continued)

If you want further information about the Plan, including a brochure describing the Plan in greater detail, please contact Computershare as follows:

By Internet:	www.computershare.com

By phone:	(800) 730-6001 (U.S. and Canada)
(781) 575-3100 (Outside U.S. and Canada)
Customer service associates are available from 9:00 a.m. to 5:00 p.m. Eastern time, Monday through Friday

By mail:	Credit Suisse Asset Management Income Fund, Inc.
c/o Computershare
P.O. Box 30170
College Station, TX 77842-3170
Overnight correspondence should be sent to:

Computershare
211 Quality Circle, Suite 210
College Station, TX 77845
All notices, correspondence, questions or other communications sent by mail should be sent by registered or certified mail, return receipt requested.
The Plan may be terminated by the Fund or Computershare upon notice in writing mailed to each participant at least 30 days prior to any record date for the payment of any dividend or distribution.

This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

CIK-SAR-0622

Item 2.	Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3.	Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 6.	Schedule of Investments.

(a)	This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(g) of Schedule 14A in its definitive proxy statement dated March 29, 2022.

Item 11.	Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	August 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	August 22, 2022

/s/ Omar Tariq
Name:	Omar Tariq
Title:	Chief Financial Officer and Treasurer
Date:	August 22, 2022